SCHEDULE OF DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Total	$ 379	$ 326
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Total	184	131
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total	$ 195	$ 195